Related Parties Balances and Transactions	12 Months Ended
Mar. 31, 2025
Related Parties Balances and Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS

NOTE 13 — RELATED PARTIES BALANCES AND TRANSACTIONS

Related parties with whom the Company had transactions are:

Related Parties	Relationship
Mr. Bao	Controlling shareholder of the Company

Mr. He	Beneficial shareholder of the Company

Mr. Yu	Chief Financial Officer of the Company

Mr. Wu	Director of the Company

Philectronics	An equity method investee of the Company

Grandsky Phoenix Limited	100% owned by Mr. Bao

(1)	Due from related parties

	As of March 31,
	2024	2025
	RMB	RMB
Philectronics	553	566
	553	566
(2)	Due to related parties

	As of March 31,
	2024	2025
	RMB	RMB
Mr. Bao	11,839	17,279
Grandsky Phoenix Limited	23,405	22,503
Mr. Wu	-	1,005
	35,244	40,787

On April 1, 2023, the Company entered into a loan agreement with Grandsky Phoenix Limited to borrow USD 3.5 million, with a term of one year. The loan is interest free. On April 1, 2024 the Company entered into a supplementary agreement with Grandsky Phoenix Limited, who agreed to extend the term for additional one year.

Starting from July 2024, the Company has successively obtained the interest-free loans from Director Wu totaling RMB 1 million.